Cover Page	Oct. 15, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Oct. 15, 2026
Entity Registrant Name	Cohen & Steers, Inc.
Entity Central Index Key	0001284812
Amendment Flag	false
Entity Incorporation, State or Country Code	DE
Entity File Number	001-32236
Entity Tax Identification Number	14-1904657
Entity Address, Address Line One	1166 Avenue of the Americas
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10036
City Area Code	212
Local Phone Number	832-3232
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 par value
Trading Symbol	CNS
Security Exchange Name	NYSE
Entity Emerging Growth Company	false